Business	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Business [Abstract]
BUSINESS

NOTE 1: BUSINESS

Helio Corporation is a technology, engineering, and research and development (R&D) holding company serving commercial, government, and non-profit organizations. Products include hardware, systems, and services in aerospace and other markets for customers such as NASA, universities, and private space companies. Helio has one current subsidiary: Heliospace Corporation, a Delaware Corporation (“Heliospace”). Heliospace was incorporated on March 6, 2018. Heliospace is an aerospace company offering wide ranging solutions, including space qualified hardware, systems engineering, analysis, management, and integration & test services for space missions. The customer base ranges from NASA and foreign space agencies to private companies, foundations, universities, and non-profits.

Heliospace designs, fabricates, assembles and tests space qualified hardware. Examples of this product line include the radar antennas for the upcoming NASA Europa Clipper mission, the antennas for the SunRISE CubeSat constellation, and deployable systems and sensors for numerous lunar landers and the Mars Sample Return program. Heliospace also provides systems engineering, integration and test, and mission formulation services. Examples of this service include support for the design, testing, and launch of the James Webb Space Telescope, formulation and design of the Roman Space Telescope, Habworlds Observatory, Mars Sample Return, and the Atmospheric Observing System.

Change-in-control Transaction

Helio Corporation was originally incorporated under the name Stirling Bridge Group, Inc. on October 3, 2022, in Florida and is based in Berkeley, CA. Subsequently, the Company changed its name to Web3 Corporation. In January 2024, the Company acquired 100% of the stock of Heliospace Corporation and changed its name from Web3 Corporation to Helio Corporation (the “Company”). The Company’s principal executive offices are located at 2448 Sixth Street, Berkeley, CA 94710.

The transaction was effected as a share exchange whereby Helio Corporation acquired all of the outstanding shares of Heliospace in exchange for 9,795,733 newly issued shares. The transaction was accounted for as a recapitalization of Heliospace as Heliospace was deemed the accounting acquirer. The historical financial statements are that of Heliospace, therefore the pre-transaction financial statements are that of Heliospace. The transaction was effective on January 4, 2024 and combines the financial statements from the transaction date forwards.

Liquidity

The Company has historically funded its working capital, research and development and capital expenditure requirements and other commitments (including debt service and repayment) from its operating cash flows, debt financing and, to a limited extent, issuances of equity. While the Company has historically experienced negative cash flows from operations (including due to the timing of working capital items), the Company believes that its cash resources, including its cash on hand, operating cash flows, and the potential financial commitment from the current officers, will be sufficient to meet its working capital and other requirements for a period of at least twelve months from the date of this quarterly report.

In the event the Company needs additional funding to sustain business operations, certain officers and directors have indicated a willingness to provide such funding as needed through May 5, 2026. The terms of such conditional funding have not been agreed to and will be determined if and when such conditional funding becomes necessary.

Over the longer term, the Company expects that it will need to raise substantial additional capital to accomplish its business plan over the next several years. There can be no assurance as to the availability, if any, or terms upon which such financing and capital might be available in the future.

As of January 31, 2025, the Company had cash and cash equivalents of $99,792, a decrease of $451,760 from $551,552 as of October 31, 2024.

The Company has outstanding unsecured notes to certain related parties with an aggregate outstanding principal balance of $602,877 as of January 31, 2025. The proceeds from these notes were used to meet working capital and cash flow management needs. The notes bear interest at between 6.5% and 11.25% per annum. $420,000 of these notes mature in the current 2025 fiscal year, and the remaining $182,877 mature in the 2026 or 2027 fiscal year.

As of January 31, 2025, the Company has outstanding debt from unrelated parties under notes payable in the aggregate principal amount of $1,400,000. These notes bear interest at 9.75% and 12.00% and mature within the next two fiscal years. Certain of these notes were initially convertible but all such convertible notes were amended to eliminate the conversion features in consideration of the issuance by the Company and/or the transfer by certain shareholders of shares of the Company’s common stock. See Note 5. Interest on these notes either accrues or is paid quarterly or at maturity along with principal, as specifically described in the note. Upon the occurrence and during the continuance of any default by the Company under any of the above notes, which default is not cured within fifteen (15) days following written notice of such default from the payee, the payee may declare the entire unpaid principal and unpaid interest immediately due and payable. Certain of these notes are secured by the Company’s accounts receivable, and by shares of common stock pledged by one of the Company’s shareholders. In addition, certain of these notes become due, and the payees under certain of these notes have the right to accelerate their notes, upon the completion of this offering.

NOTE 1: BUSINESS

Helio Corporation is a technology, engineering, and research and development (R & D) holding company serving commercial, government, and non-profit organizations. Products include hardware, systems, and services in aerospace and other markets for customers such as NASA, universities, and private space companies. Helio has one current subsidiary: Heliospace Corporation, a Delaware corporation (“Heliospace”). Heliospace was incorporated on March 6, 2018. Heliospace is an aerospace company offering wide ranging solutions including space qualified hardware, systems engineering, analysis, management, and integration & test services for space missions. The customer base ranges from NASA and foreign space agencies to private companies, foundations, universities, and non-profits.

Heliospace designs, fabricates, assembles and tests space qualified hardware. Examples of this product line include the radar antennas for the upcoming NASA Europa Clipper mission, the antennas for the SunRISE CubeSat constellation, and deployable systems and sensors for numerous lunar landers and the Mars Sample Return program. Heliospace also provides systems engineering, integration and test, and mission formulation services. Examples of this service include support for the design, testing, and launch of the James Webb Space Telescope, formulation and design of the Roman Space Telescope, Habworlds Observatory, Mars Sample Return, and the Atmospheric Observing System.

Change-in-control Transaction

Helio Corporation was originally incorporated under the original name Stirling Bridge Group, Inc. on October 3, 2022, in Florida and is based in Berkeley, CA. In January 2024, the Company acquired 100% of the stock of Heliospace Corporation and changed its name from Web3 Corporation to Helio Corporation. The Company’s principal executive offices are located at 2448 Sixth Street, Berkeley, CA 94710.

The transaction was effected as a share exchange whereby Helio Corporation acquired all of the outstanding shares of Heliospace in exchange for 9,795,733 newly issued shares. The transaction was accounted for as a recapitalization of Heliospace as Heliospace was deemed the accounting acquirer. The historical financial statements are that of Heliospace, therefore the pre-transaction financial statements are of that of Heliospace. The transaction was effective on January 4, 2024 and combines the financial statements from the transaction date forwards.

Liquidity

The Company has historically funded its working capital, research and development and capital expenditure requirements and other commitments (including debt service and repayment) from our operating cash flows, debt financing and, to a limited extent, issuances of equity. While we have historically experienced negative cash flows from operations (including due to the timing of working capital items), the Company believes that its cash resources, including its cash on hand, operating cash flows, potential financial commitment from the current officers and the proceeds of this offering, will be sufficient to meet its working capital and other requirements for a period of at least twelve months from the date of this prospectus.

In the event the transaction contemplated hereunder does not close and if the Company needs additional funding to sustain business operations, certain officers and directors have indicated a willingness to provide such funding as needed through December 31, 2025. The terms of such conditional funding have not been agreed to and will be determined if and when such conditional funding becomes necessary.

Over the longer term, we expect that we will need to raise substantial additional capital to accomplish our business plan over the next several years. There can be no assurance as to the availability, if any, or terms upon which such financing and capital might be available in the future.

As of October 31, 2024, we had cash and cash equivalents of $551,552, an increase of $47,217 from $504,335 as of October 31, 2023.

Over the last three fiscal years, the Company issued unsecured notes to certain shareholders with an aggregate outstanding principal balance of $552,877 as of October 31, 2024. The proceeds from these notes were used to meet working capital and cash flow management needs. The notes bear interest at between 6.5% and 11.25% per annum. $370,000 of these notes mature in the current 2025 fiscal year, and the remaining $182,877 mature in the 2026 or 2027.

fiscal year. All unpaid principal, accrued interest, and other amounts owing under the above notes are paid at maturity. Upon the occurrence and during the continuance of any default by the Company under any of the above notes, which default is not cured within fifteen (15) days following written notice of such default from the payee, the payee may declare the entire unpaid principal and unpaid interest immediately due and payable.

In fiscal year 2024, the Company incurred debt from unrelated parties under notes payable in the aggregate principal amount of $1,400,000. These notes bear interest at 9.75% and 12.00% and mature within the next two fiscal years. Certain of these notes were initially convertible but all such convertible notes were amended to eliminate the conversion features in consideration of the issuance by us and/or the transfer by certain of our shareholders of shares of our common stock. See Note 5. Interest on these notes either accrues or is paid quarterly or at maturity along with principal, as specifically described in the note. Upon the occurrence and during the continuance of any default by the Company under any of the above notes, which default is not cured within fifteen (15) days following written notice of such default from the payee, the payee may declare the entire unpaid principal and unpaid interest immediately due and payable. Certain of these notes are secured by our accounts receivable, and by shares of our common stock pledged by one of our shareholders. In addition, certain of these notes become due, and the payees under certain of these notes have the right to accelerate their notes, upon the completion of this offering.